SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2016
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6:-	SHAREHOLDERS' EQUITY

a.	Follow-on public offering:

On May 19, 2016 ("Effective Date"), the Company entered into an Underwriting Agreement ("Agreement") related to a follow-on public offering of 1,818,182 Ordinary Shares, at an offering price of $11.00 per share for gross proceeds amounted to $20 Million, before underwriting discounts and commissions and other offering expenses amounted to $1.5 ("Offering").

Under the Agreement, the Company granted the underwriters an option, exercisable for 30 days, to purchase up to an additional 272,727 Ordinary Shares at the same price per share as of the Effective Date.

On May 25, 2016, following the closing of the Offering, the Company issued 2,090,909 Ordinary Shares, including 272,727 shares sold pursuant to full exercise by the underwriters' option to purchase additional shares, for a total consideration of approximately $21.3 Million, net of issuance costs. (see also Note 8f).

b.	Stock-based compensation:

1.	On April 3, 2013, the Company approved a new Share Option Plan (the "2013 Share Option Plan"). The 2013 Share Option Plan provides for grants options to purchase Ordinary Shares. These options are granted for the purpose of providing incentives to employees, directors, consultants and contractors of the Company. In accordance with Section 102 of the Income Tax Ordinance (New Version) - 1961, the Company's Board of Directors (the "Board") elected the "Capital Gains Route".

On February 19, 2015, the Company's Board of Directors adopted an amendment to the 2013 Share Option Plan pursuant to which the Company may also grant restricted shares and restricted share units ("RSUs") to its employees, directors, consultants and contractors. The 2013 Share Option Plan expires on April 2, 2023.

On March 3, 2016, the Company's Board of Directors resolved to increase the number of outstanding Ordinary Shares reserved under the 2013 Share Option Plan, from 750,000 to 1,250,000.

2.	The following is a summary of the Company's stock options activity for the six months period ended June 30, 2016:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2015	856,986	$7.75	3.28	$6,157
Granted (*)	173,800	11.29
Exercised	(257,511)	6.23
Expired & Forfeited	(3,250)	9.94

Outstanding at June 30, 2016	770,025	$9.05	3.45	$2,179

Vested and expected to vest at June 30, 2016	770,025	$9.05	3.45	$2,179

Exercisable at June 30, 2016	513,475	$8.11	2.86	$1,922

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price as of June 30, 2016 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on June 30, 2016. This amount is impacted by the changes in the fair market value of the Ordinary Shares.

(*) The fair value of the options granted during the six months period ended June 30, 2016 was estimated by using a Black-Scholes option-pricing model which requires the following assumptions: risk-free interest rates of 1.05% - 1.39% which is based on the yield from U.S. treasury zero-coupon bonds with an equivalent term to the options' expected term, expected volatility of 56.7% - 59.4% which is calculated based upon actual historical stock price movements over the most recent periods ending on the grant date and an expected term of 3.64 - 4.97 years which is generated by running Monte Carlo model pursuant to which historical post-vesting forfeitures and suboptimal exercise factor are estimated by using historical option exercise information of the options.

3.	RSUs under 2013 Share Option Plan are as follows for the six months period ended June 30, 2016:

	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2015	15,500	0.1	$231
Granted	111,300
Vested	(17,500)
Cancelled & forfeited	-

Outstanding at June 30, 2016	109,300	2.35	$1,273

Vested and expected to vest at June 30, 2016	109,300	2.35	$1,273

4.	As of June 30, 2016, stock options under the 2013 Share Option Plan are as follows for the periods indicated:

	Options outstanding at June 30, 2016			Options exercisable at June 30, 2016
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

1.87 - 1.95	3,550	1.89	0.38	3,550	1.89	0.38
2.56 - 4.86	122,800	3.58	1.99	102,800	3.67	1.73
5.0 - 9.64	168,125	6.08	2.91	168,125	6.08	2.91
10.49 - 14.52	475,550	11.56	4.05	239,000	11.53	3.34

	770,025			513,475

5.	The weighted average fair value of Options and RSUs granted during the period of six months ended June 30, 2016 was $5.28 and $ 12.55, respectively.

6.	Share-based compensation and RSUs expenses:

As of June 30, 2016, there are $2,185 of total unrecognized company cost related to non-vested share-based compensation and RSUs that are expected to be recognized over a weighted average period of 1.32 years.

7.	The total compensation cost related to all of the Company’s equity-based awards, recognized during the six months periods ended June 30, 2016 and 2015 (unaudited) was comprised as follows:

	Six months ended June 30,
	2016	2015
	Unaudited

Cost of revenue	$42	$22
Research and development, net	239	324
Selling and marketing, net	51	224
General and administrative	355	216

	$687	$786